Offerings - Offering: 1	Dec. 05, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 777,454,202.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 107,366.43
Offering Note	Capitalized terms used below but not defined herein have the meanings assigned to such terms in the Master Transaction Agreement, dated November 6, 2025 ("Master Transaction Agreement"), by and among Golden Entertainment, Inc., Argento, LLC, VICI Properties Inc. ("VICI"), and VICI ROYAL MERGER SUB LLC. (1) Aggregate number of securities to which transaction applies: As of December 2, 2025, the most recent practicable date prior to filing, the maximum number of securities of Golden Entertainment, Inc. (the "Company") to which this transaction applies is estimated to be 27,744,353, which consists of: (a) 26,177,677 shares of Company Common Stock issued and outstanding; (b) 646,509 shares subject to Company RSU Awards and Company PSU Awards (with the Company PSU Awards reflected assuming target performance for any incomplete performance period and at actual performance for any complete performance period) and (c) 920,167 shares of Company Common Stock underlying outstanding Company Options that is less than $28.35 (such options, the "In-the-Money Options"). (2) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 011 (set forth the amount on which the filing fee is calculated and state how it was determined): (a) Estimated solely for purposes of calculating the filing fee, as of December 2, 2025, the per share consideration to which this transaction applies is: $28.39 per share (which was calculated based on the sum of $2.75 per share payable in cash and $25.64 payable in shares of common stock, par value $0.01 per share, of VICI ("VICI common stock")) ("Transaction Consideration"). The $25.64 value of VICI common stock was calculated based on the product of $28.43 (which is equal to the average of the high and low trading prices reported on the NYSE, as reported by the Wall Street Journal, for VICI common stock on December 2, 2025, a date within five business days prior to filing, as permitted by Rule 0-11) and the fixed exchange ratio of 0.902 as determined by the Master Transaction Agreement. (b) Estimated solely for purposes of calculating the filing fee, as of December 2, 2025, the underlying value of the transaction was calculated based on the sum of (i) the product of 26,177,677 shares of Company Common Stock issued and outstanding and the per share Transaction Consideration of $28.39; (i) the product of 646,509 shares of Company Common Stock subject to Company RSU Awards and Company PSU Awards (with the Company PSU Awards reflected assuming target performance for any incomplete performance period and at actual performance for any complete performance period) and the per share Transaction Consideration of $28.39; and (iii) the product of 920,167 shares of Company Common Stock underlying outstanding In-the-Money Options and $17.18 (which is the difference between the per share Transaction Consideration of $28.39 and the weighted average exercise price of the In-the-Money Options of $11.21) (3) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the transaction value of $777,454,202.80 by 0.0001381.